Document and Entity Information	Feb. 22, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000868780
Document Type	8-K
Document Period End Date	Feb. 22, 2023
Entity Registrant Name	DORMAN PRODUCTS, INC.
Entity Incorporation State Country Code	PA
Entity File Number	000-18914
Entity Tax Identification Number	23-2078856
Entity Address, Address Line One	3400 East Walnut Street
Entity Address, City or Town	Colmar
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18915
City Area Code	(215)
Local Phone Number	997-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	DORM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false